Convertible Notes Payable - Related Party	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Convertible Notes Payable - Related Party
Convertible Notes Payable - Related Party

8. CONVERTIBLE NOTES PAYABLE – RELATED PARTY

On February 28, 2013, the Company issued convertible notes to a principal owner of the Company and other associated or related parties for principal amount up to $3,000,000. The principal amount due under these convertible notes was advanced to the Company after September 14, 2009. The notes accrued interest at a rate of 10% per annum, or the interest rate paid to any unrelated third party lender or investor, whichever is higher. The Company accrued interest at 10% as agreed by the note holders, notwithstanding that the maximum interest rate applicable was 15%. The applicable interest rate was to apply for the entire loan period at the discretion of the lender. The notes were due on demand, secured by all assets of the Company and convertible to the Company’s common shares at the conversion rates of $0.03 to $0.05.

During the nine months ended December 31, 2013, the Company received proceeds of $629,575 from related party convertible notes. On September 25, 2013, $3,143,870 outstanding convertible note payable and accrued interest to related parties was converted to 23,058,241 shares. As of December 31, 2013 and March 31, 2013, outstanding balance of the convertible notes was $450,251 and $2,674,492, respectively, and the related accrued interest was $122,449 and $248,573, respectively.

The Company has evaluated the conversion feature of the notes under ASC470 and concluded that they do not contain financial derivatives. The conversion rate on the notes at the date of issuance exceeded the fair value of the common stock; therefore, no beneficial conversion feature was recorded.

7. CONVERTIBLE NOTES PAYABLE – RELATED PARTY

On February 28, 2013, the Company issued convertible notes to a principal owner of the Company and other associated or related parties for principal amount up to $3,000,000. The principal amount due under these convertible notes has been advanced to the Company since September 14, 2009. The notes accrue interest at a rate of 10% per annum, or the interest rate paid to any unrelated third party lender or investor, whichever is higher. For the years ended March 31, 2013 and 2012, the effective interest rate was 10% as agreed by the note holders, notwithstanding that the maximum interest rate applicable was 15%. The applicable interest rate is to apply for the entire loan period at the discretion of the lender. The notes are due on demand, secured by all assets of the Company and convertible to the Company’s common shares before December 31, 2014 at the conversion rate of either $0.05 or $0.03.

The Company has evaluated the conversion feature of the notes under ASC470 and concluded that they do not contain financial derivatives. The conversion rate on the notes at the date of issuance exceeded the fair value of the common stock; therefore, no beneficial conversion feature was recorded.

During the years ended March 31, 2013 and 2012, the Company received proceeds of $1,640,532 and $883,960, respectively, from related party convertible notes. As of March 31, 2013 and 2012, outstanding balance of the convertible notes was $2,674,492 and $1,033,960, respectively, and the related accrued interest was $248,573 and $33,647, respectively.